UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Short-Term Bond Fund
Class A [SBSTX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.70%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$235,083,800
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	493
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7340-STSR-0826

Western Asset Short-Term Bond Fund
Class C [LWSOX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$76	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$235,083,800
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	493
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7063-STSR-0826

Western Asset Short-Term Bond Fund
Class C1 [SSTLX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$50	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$235,083,800
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	493
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7716-STSR-0826

Western Asset Short-Term Bond Fund
Class R [LWARX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$235,083,800
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	493
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7130-STSR-0826

Western Asset Short-Term Bond Fund
Class I [SBSYX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$21	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$235,083,800
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	493
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7440-STSR-0826

Western Asset Short-Term Bond Fund
Class IS [LWSTX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Short-Term Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$235,083,800
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	493
Portfolio Turnover Rate	21%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short-Term Bond Fund	PAGE 1	7834-STSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short-Term Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 50.7%
Communication Services — 2.9%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	4.700%	8/15/30	$250,000	$250,098
NTT Finance Corp., Senior Notes	4.620%	7/16/28	650,000	648,499 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	600,000	598,591 (a)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,620,000	1,617,841
Total Diversified Telecommunication Services				3,115,029
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	54,000	53,660
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	199,396 (a)
Total Entertainment				253,056
Interactive Media & Services — 1.0%
Alphabet Inc., Senior Notes	3.700%	2/15/29	480,000	472,273
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,100,000	1,082,999
Meta Platforms Inc., Senior Notes	4.550%	5/15/31	840,000	835,717
Total Interactive Media & Services				2,390,989
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	120,000	117,782 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	330,000	279,678 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	120,000	122,013 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	98,994 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	50,000	51,760 (a)
Total Media				670,227
Wireless Telecommunication Services — 0.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	500,000	299,519 (a)

Total Communication Services				6,728,820
Consumer Discretionary — 4.3%
Automobile Components — 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.125%	4/15/31	120,000	120,295 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	161,190 (a)
Total Automobile Components				281,485
Automobiles — 1.4%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,217,713 (a)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	5.950%	9/21/26	$450,000	$451,505 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	830,000	835,585 (a)
Hyundai Capital America, Senior Notes	2.000%	6/15/28	490,000	465,338 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	200,000	173,319 (a)
Total Automobiles				3,143,460
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	330,000	327,831
Amazon.com Inc., Senior Notes	3.900%	11/20/28	340,000	336,472
Amazon.com Inc., Senior Notes	4.000%	3/13/29	210,000	207,786
Amazon.com Inc., Senior Notes	4.100%	11/20/30	380,000	373,581
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	663,635 (a)
Total Broadline Retail				1,909,305
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	350,000	354,408 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	817,671
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	870,000	880,683
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	190,000	183,552
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,955
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,920
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	80,000	77,702 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	240,542 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	141,217 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	413,488
Total Hotels, Restaurants & Leisure				3,129,138
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,877
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	118,873
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,061
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,260,000	1,185,860
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	210,000	208,128 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	60,000	60,508 (a)
Total Specialty Retail				1,593,307

Total Consumer Discretionary				10,056,695
Consumer Staples — 3.0%
Food Products — 1.0%
Mars Inc., Senior Notes	4.600%	3/1/28	2,280,000	2,284,750 (a)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	5.050%	3/22/28	$540,000	$545,413
Tobacco — 1.8%
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,347
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	633,889
BAT Capital Corp., Senior Notes	2.259%	3/25/28	700,000	673,725
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	620,000	618,625 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,274,247
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,050,000	1,044,777
Total Tobacco				4,255,610

Total Consumer Staples				7,085,773
Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp., Senior Notes	1.995%	5/11/27	480,000	471,276
Chord Energy Corp., Senior Notes	6.000%	10/1/30	100,000	100,475 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,036 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	980,000	1,005,045 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,550,000	1,535,965 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	80,000	79,563 (a)
Devon Energy Corp., Senior Notes	3.900%	5/15/27	1,360,000	1,350,981 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,020,000	1,016,433
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	250,000	251,465
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	513,419
Energy Transfer LP, Senior Notes	5.550%	2/15/28	130,000	131,778
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,015
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	160,448
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	666,632
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	119,543
MPLX LP, Senior Notes	4.125%	3/1/27	240,000	239,463
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	730,146
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	481,585
ONEOK Inc., Senior Notes	5.800%	11/1/30	270,000	279,515
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	20,000	20,433 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	373,946
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	710,000	604,579 (a)
Targa Resources Corp., Senior Notes	4.350%	1/15/29	330,000	327,557
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	$240,000	$239,916
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	366,116 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	50,000	51,182 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	20,000	21,959 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	20,000	22,439 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	40,000	42,431 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	100,000	99,722
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	200,000	206,922

Total Energy				11,580,985
Financials — 13.5%
Banks — 7.4%
Banco Santander SA, Senior Notes	4.551%	11/6/30	600,000	590,607
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	199,468 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	710,000	698,231 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	470,000	465,049 (b)
Bank of America Corp., Senior Notes (5.162% to 1/24/30 then SOFR + 1.000%)	5.162%	1/24/31	590,000	598,103 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	300,892 (b)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	396,424
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	1,000,000	1,009,686
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,090,000	1,091,121 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	900,000	906,088 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,310,549
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	109,637 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	$470,000	$465,695 (b)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	1,610,000	1,611,439 (b)
HSBC Holdings PLC, Senior Notes (5.240% to 5/13/30 then SOFR + 1.570%)	5.240%	5/13/31	580,000	586,451 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,390,000	1,402,255 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	550,000	548,007 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	130,000	129,985 (b)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	630,000	637,225 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	640,000	597,693 (b)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	2,090,000	2,097,736
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	950,000	968,336
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	10,000	9,874 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	112,318 (b)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	460,000	464,200 (b)
Total Banks				17,307,069
Capital Markets — 2.9%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	860,000	856,726 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,012
Depository Trust Co., Senior Notes	4.300%	3/27/29	250,000	248,916 (a)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	495,811 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	480,000	472,581 (b)
Goldman Sachs Group Inc., Senior Notes (4.369% to 10/21/30 then SOFR + 1.060%)	4.369%	10/21/31	600,000	586,948 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	1,030,000	1,029,191 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	$460,000	$471,502 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,030,000	1,027,991 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	480,000	482,686 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	470,000	480,184 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	600,000	597,425 (b)
Total Capital Markets				6,759,973
Consumer Finance — 1.2%
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	470,000	467,660 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,240,000	1,244,445 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	490,000	495,178 (a)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	630,000	626,811 (a)
Total Consumer Finance				2,834,094
Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	560,000	539,146
Block Inc., Senior Notes	6.000%	8/15/33	120,000	120,897 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	170,686 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	30,000	30,020 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	51,446 (a)
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	950,000	950,828
Rocket Cos. Inc., Senior Notes	6.125%	8/1/31	230,000	235,071 (a)
Total Financial Services				2,098,094
Insurance — 0.9%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	588,181
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	90,000	90,753 (a)
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	860,000	861,775
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	$700,000	$697,351 (a)
Total Insurance				2,238,060
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	480,000	469,390 (a)

Total Financials				31,706,680
Health Care — 6.7%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,023,583
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	350,000	341,170
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	112,000	114,447 (a)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,080,000	1,089,437 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	252,000	253,641
Total Health Care Equipment & Supplies				1,798,695
Health Care Providers & Services — 4.9%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	900,000	901,426
Cencora Inc., Senior Notes	4.625%	12/15/27	480,000	480,758
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,038,013
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,648
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,010,000	1,999,907
Humana Inc., Senior Notes	5.750%	12/1/28	1,370,000	1,399,993
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	713,136
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	2,020,000	2,024,493
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,010,000	1,005,460
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,873,696
Total Health Care Providers & Services				11,446,530
Pharmaceuticals — 0.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	202,701 (a)
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	824,604
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	9,949
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	236,000	234,957
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	207,643
Total Pharmaceuticals				1,479,854

Total Health Care				15,748,662
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrials — 5.6%
Aerospace & Defense — 2.1%
Boeing Co., Senior Notes	3.200%	3/1/29	$490,000	$472,490
Bombardier Inc., Senior Notes	7.250%	7/1/31	30,000	31,427 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	70,000	72,547 (a)
General Dynamics Corp., Senior Notes	3.500%	4/1/27	160,000	159,261
Honeywell Aerospace Inc., Senior Notes	4.000%	3/16/29	480,000	473,521 (a)
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	380,000	373,545 (a)
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	500,909
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	470,000	471,776
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	180,000	179,230
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,928,431
RTX Corp., Senior Notes	4.125%	11/16/28	260,000	258,032
Total Aerospace & Defense				4,921,169
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	130,000	132,815 (a)
Commercial Services & Supplies — 0.5%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	130,000	127,314 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	100,000	103,003 (a)
Republic Services Inc., Senior Notes	5.000%	11/15/29	470,000	476,383
Waste Management Inc., Senior Notes	4.500%	3/15/28	480,000	481,429
Total Commercial Services & Supplies				1,188,129
Electrical Equipment — 0.5%
Eaton Corp., Senior Notes	3.950%	3/6/29	490,000	483,047
GE Vernova Inc., Senior Notes	4.250%	2/4/31	610,000	600,548
Total Electrical Equipment				1,083,595
Ground Transportation — 0.4%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	330,000	326,725
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	620,000	611,749 (a)
Total Ground Transportation				938,474
Machinery — 0.4%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	830,000	842,801
Passenger Airlines — 0.5%
American Airlines Pass-Through Trust	3.375%	5/1/27	951,410	940,745
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	305,901 (a)
Total Passenger Airlines				1,246,646
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	330,000	332,925
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 1.0%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	$70,000	$71,720 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	50,000	51,812 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	50,000	52,163 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	50,000	50,986 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	130,000	134,314 (a)
Sumisho Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,116,427
Sumisho Air Lease Corp., Senior Notes	5.300%	2/1/28	720,000	726,606
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	120,000	113,455
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	120,000	111,336
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	10,000	10,264 (a)
Total Trading Companies & Distributors				2,439,083

Total Industrials				13,125,637
Information Technology — 3.0%
IT Services — 0.1%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	120,000	119,904 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	150,000	152,220 (a)
Total IT Services				272,124
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	760,000	760,622
Broadcom Inc., Senior Notes	4.600%	7/15/30	630,000	628,006
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	843,626
Intel Corp., Senior Notes	1.600%	8/12/28	110,000	103,517
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,835
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	625,280
Total Semiconductors & Semiconductor Equipment				2,970,886
Software — 1.4%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,050,000	1,043,612
Oracle Corp., Senior Notes	4.550%	2/4/29	260,000	256,351
Oracle Corp., Senior Notes	4.200%	9/27/29	850,000	826,974
Oracle Corp., Senior Notes	4.950%	2/4/31	140,000	137,092
ServiceNow Inc., Senior Notes	4.250%	5/15/28	60,000	59,824
ServiceNow Inc., Senior Notes	4.700%	8/15/31	480,000	477,690
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Synopsys Inc., Senior Notes	4.650%	4/1/28	$590,000	$590,866
Total Software				3,392,409
Technology Hardware, Storage & Peripherals — 0.2%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	110,000	111,547 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	390,000	382,985
Total Technology Hardware, Storage & Peripherals				494,532

Total Information Technology				7,129,951
Materials — 1.7%
Chemicals — 0.3%
Equate Petrochemical Co. KSCC, Senior Notes	4.250%	11/3/26	630,000	628,326 (a)
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	740,000	741,320
Metals & Mining — 0.9%
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	400,000	418,701 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	205,185 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	280,000	277,572
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,968 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	793,465 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	320,000	319,598
Total Metals & Mining				2,024,489
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	560,000	558,125 (a)

Total Materials				3,952,260
Real Estate — 0.2%
Specialized REITs — 0.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	220,000	220,637 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	110,000	111,562 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	30,000	30,288 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	130,000	128,209 (a)

Total Real Estate				490,696
Utilities — 4.9%
Electric Utilities — 4.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,330,000	1,348,632
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	582,118
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	$250,000	$247,929
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	930,000	923,460
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	590,974
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,295,748
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	610,000	610,902
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	430,000	438,988
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	746,792 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,720,000	1,752,896
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	100,000	99,916 (a)
Vistra Operations Co. LLC, Senior Notes	5.050%	12/30/26	740,000	741,122 (a)
Vistra Operations Co. LLC, Senior Notes	4.550%	10/30/28	440,000	437,252 (a)
Vistra Operations Co. LLC, Senior Notes	4.700%	1/31/31	610,000	598,658 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	50,000	51,807 (a)
Total Electric Utilities				10,467,194
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	220,000	221,212 (a)
Multi-Utilities — 0.4%
Engie SA, Senior Notes	5.250%	4/10/29	840,000	852,681 (a)

Total Utilities				11,541,087
Total Corporate Bonds & Notes (Cost — $119,125,205)				119,147,246
Asset-Backed Securities — 17.8%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.693%	4/15/35	360,000	360,206 (a)(b)
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	4.443%	4/25/33	353,585	352,003 (b)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	390,000	391,214 (a)(b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.880%	4/17/38	550,000	550,668 (a)(b)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,364,144 (a)
Apex Credit CLO Ltd., 2020-1A A1R3 (3 mo. Term SOFR + 1.160%)	4.835%	4/20/35	520,000	520,472 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.855%	10/20/34	$570,000	$570,117 (a)(b)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	4.803%	4/15/34	250,000	250,257 (a)(b)
Ares CLO Ltd., 2021-60A AR2 (3 mo. Term SOFR + 0.960%)	4.635%	7/18/34	300,000	300,172 (a)(b)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	1,139,434	1,141,583 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.004%	10/22/38	390,000	391,313 (a)(b)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	4.994%	10/22/38	140,000	140,400 (a)(b)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	160,000	158,401 (a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	326,667	325,979 (a)
Avis Budget Rental Car Funding AESOP LLC, 2022-1A A	3.830%	8/21/28	830,000	824,897 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	870,000	884,309 (a)
Balboa Bay Loan Funding Ltd., 2021-1A AR (3 mo. Term SOFR + 0.990%)	4.665%	7/20/34	460,000	460,562 (a)(b)
Balboa Bay Loan Funding Ltd., 2021-2A A1R (3 mo. Term SOFR + 1.130%)	4.805%	1/20/35	580,000	580,471 (a)(b)
Bayfront IABS Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	398,019	398,704 (a)(b)
Bayfront IABS Pte Ltd., 8A A (SOFR + 1.380%)	5.060%	7/11/47	280,000	280,194 (a)(b)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.885%	1/20/39	390,000	390,354 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.415%	1/15/35	950,000	950,625 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.317%	10/25/37	1,040,000	1,043,066 (a)(b)
BlueMountain CLO Ltd., 2019-26A AR2 (3 mo. Term SOFR + 1.050%)	4.688%	10/20/34	390,000	390,263 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.823%	4/15/35	420,000	420,215 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.123%	10/15/35	450,000	449,445 (a)(b)
Capital Automotive REIT, 2024-2A A1	4.900%	5/15/54	674,700	672,727 (a)
Captree Park CLO Ltd., 2024-1A A1R (3 mo. Term SOFR + 1.200%)	4.875%	7/20/37	520,000	520,000 (a)(b)
Carmax Auto Owner Trust, 2024-3 A3	4.890%	7/16/29	1,045,804	1,050,757
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Carmax Auto Owner Trust, 2025-2 A2B (30 Day Average SOFR + 0.690%)	4.283%	7/17/28	$540,591	$541,215 (b)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	204,596	204,109
Chesapeake Funding DAC, 2026-1A A2	4.260%	12/15/28	300,000	300,033 (a)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.184%	4/22/37	150,000	150,416 (a)(b)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	69,256	69,254
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.787%	7/24/34	690,000	690,746 (a)(b)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.795%	4/20/37	480,000	479,764 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	646,974 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	421,411	423,267
Ford Credit Auto Owner Trust, 2024-A A3	5.090%	12/15/28	955,119	959,808
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.775%	4/20/33	250,581	250,813 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	4.903%	10/15/38	480,000	480,536 (a)(b)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	1,008,348	1,009,795
Hertz Vehicle Financing LLC, 2026-2A B	6.080%	11/25/32	240,000	241,362 (a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.708%	12/25/35	380,000	372,716 (b)
Madison Park Funding Ltd., 2020-46A ARR (3 mo. Term SOFR + 1.000%)	4.673%	10/15/34	610,000	610,001 (a)(b)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	490,000	490,815 (a)(b)
MAPS Trust, 2026-1A A	5.201%	1/15/51	329,696	324,474 (a)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	4.824%	1/22/35	640,000	640,555 (a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.283%	6/25/46	20,023	19,398 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	440,000	441,688 (a)
Mountain Point CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.230%)	4.950%	4/20/39	210,000	210,176 (a)(b)
MVW LLC, 2026-1A A	4.670%	3/20/43	695,676	691,109 (a)
Navient Education Loan Trust, 2026-A A	4.860%	9/15/56	374,243	372,733 (a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.042%	3/25/66	1,244,764	1,264,194 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.342%	12/26/69	$418,161	$414,074 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	259,068	253,761 (a)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	4.392%	11/25/52	140,758	139,739 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	235,572	224,462 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.378%	10/25/33	452,332	452,426 (a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.666%	10/23/36	400,000	400,276 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.215%	7/20/38	600,000	602,254 (a)(b)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	470,000	470,809 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	4.973%	10/15/34	520,000	520,696 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	5.005%	7/20/35	920,000	921,283 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	4.895%	10/20/38	430,000	430,559 (a)(b)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.825%	4/20/38	460,000	459,722 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1R (3 mo. Term SOFR + 0.820%)	4.493%	10/15/32	450,110	449,772 (a)(b)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.065%	7/20/36	570,000	570,451 (a)(b)
PenFed Auto Receivables Owner Trust, 2026-A A2	4.320%	6/15/29	590,000	589,693 (a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	3.776%	12/25/33	8,017	7,710 (b)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	401,620	399,197 (a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.216%	6/15/39	392,282	383,964 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.196%	12/15/39	209,474	205,585 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	4.568%	12/17/68	393,794	390,000 (a)(b)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.470%	1/15/53	234,260	232,178 (a)(b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	548,880	476,275 (a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	384,899	376,751 (a)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	5.840%	5/25/31	$293,891	$201,811 (a)(b)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.875%	4/20/38	540,000	540,654 (a)(b)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	210,000	207,893 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	4.805%	7/20/34	360,000	360,388 (a)(b)
Triton Container Finance LLC, 2026-1A A	5.260%	5/20/51	655,875	653,192 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.663%	7/30/32	96,589	96,690 (a)(b)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	771,762	781,669 (a)
Volkswagen Auto Lease Trust, 2025-B A3	4.010%	1/22/29	850,000	847,422
Wendy’s Funding LLC, 2019-1A A2II	4.080%	6/15/49	507,426	487,879 (a)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	4.943%	10/15/35	330,000	330,380 (a)(b)

Total Asset-Backed Securities (Cost — $42,081,741)				41,899,084
Collateralized Mortgage Obligations(c) — 15.9%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	400,721	400,619 (a)
Angel Oak Mortgage Trust, 2025-6 A1	5.515%	4/25/70	427,483	428,046 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	4.993%	1/20/43	260,000	260,487 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	349,898	346,775
BANK, 2022-BNK39 XA, IO	0.520%	2/15/55	60,030,051	1,194,322 (b)
BANK, 2022-BNK40 A4	3.502%	3/15/64	470,000	435,503 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,600,099
BANK5, 2026-5YR22 A3	5.713%	6/15/59	520,000	536,744 (b)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.989%	5/19/43	400,000	400,500 (a)(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,176,217
BX Commercial Mortgage Trust, 2024-BIO2 D	7.970%	8/13/41	250,000	236,084 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.375%	8/15/42	640,000	642,584 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.089%	8/19/43	440,000	440,480 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.525%	2/25/37	3,313	3,154 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.063%	8/25/35	717	707 (a)(b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.343%	10/25/35	$6,620	$6,471 (a)(b)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.201%	3/25/37	15,637	15,944 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.183%	7/25/36	38,934	37,238 (a)(b)
Deephaven Residential Mortgage Trust, 2026- INV1 A1	4.797%	12/25/70	574,115	567,312 (a)(b)
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.000%	1/18/44	300,000	300,375 (a)(b)(d)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	817,342	721,348 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.925%	10/15/42	231,152	231,933 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-HQA1 M2 (30 Day Average SOFR + 1.500%)	5.128%	5/25/46	270,000	270,513 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	344,646	338,239 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	731,719	732,320 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	727,232	706,444 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.728%	3/25/42	540,000	546,840 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	5.428%	1/25/44	250,000	251,830 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	124,455	115,074
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	61,874	58,382
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.028%	8/25/54	1,516,147	1,534,603 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	$35,303	$36,009 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	4.403%	2/20/60	3,140	3,146 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	4.273%	3/20/60	32,806	32,808 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	4.091%	10/20/60	79,965	79,714 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.211%	11/20/60	64,205	64,105 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	4.261%	1/20/61	9,028	9,023 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	4.261%	12/20/60	17,070	17,059 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	4.211%	2/20/61	32,650	32,617 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.261%	2/20/61	13,404	13,396 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	4.261%	7/20/62	906,517	903,547 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	4.291%	10/20/62	3,291	3,291 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	4.281%	10/20/62	13,029	13,025 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	4.101%	12/20/62	324,028	322,411 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.161%	3/20/63	103,996	103,502 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	4.231%	6/20/63	$15,552	$15,537 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	4.231%	6/20/63	4,820	4,814 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	4.231%	5/20/63	5,016	5,011 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	95,707	91,412
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	76,983	69,052
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.461%	10/20/69	713,311	715,754 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	60,637	59,374
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	60,790	59,611
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	3.989%	4/20/70	707,838	706,990 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	3.909%	9/20/71	969,345	966,585 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	4.375%	4/20/72	2,294,597	2,311,690 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.106%	1/15/43	390,000	390,977 (a)(b)
Hudson Yards Mortgage Trust, 2026-10HY A	5.086%	12/10/39	350,000	351,693 (a)(b)
INCREF LLC, 2026-FL2 (1 mo. Term SOFR + 1.450%)	5.120%	12/19/43	480,000	480,598 (a)(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. Term SOFR + 0.834%)	4.483%	1/25/35	41,197	31,929 (b)
JPMorgan Mortgage Trust, 2025-NQM5 A1	4.879%	5/25/66	462,242	457,576 (a)(b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,653,739	775,016 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.203%	12/25/36	14,331	18,130 (b)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	5.848%	3/25/33	$19,845	$17,481 (b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.125%	5/18/42	390,000	390,731 (a)(b)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.987%	2/18/41	120,000	120,047 (a)(b)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.025%	3/15/36	490,000	491,008 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	5,653	5,643
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.966%	12/15/51	21,507,881	347,924 (b)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	461,522	460,665 (a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	176,841	175,366 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	77,065	73,807 (a)(b)
New Residential Mortgage Loan Trust, 2019- NQM5 A3	3.065%	11/25/59	270,782	258,210 (a)(b)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	500,000	501,143 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	748,056	671,478 (a)(b)
PLYM Commercial Mortgage Trust, 2026-IND A (1 mo. Term SOFR + 1.250%)	4.875%	3/15/43	610,000	611,166 (a)(b)
PRKCM Trust, 2022-AFC1 A1A	5.100%	4/25/57	437,046	433,197 (a)(b)
PRKCM Trust, 2025-AFC1 A1	5.101%	10/25/60	272,807	271,387 (a)(b)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	376,068	376,729 (a)
PRPM Trust, 2026-RCF1 A1	4.845%	1/25/56	540,448	535,004 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,314	851
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.313%	5/25/37	362,474	282,664 (b)
RIDE, 2025-SHRE A	5.619%	2/14/47	580,000	586,759 (a)(b)
SCMS Mortgage Trust, 2025-BNC1 A2	4.502%	12/15/57	468,765	465,330 (a)
Santander Mortgage Asset Receivable Trust, 2025-NQM5 A1	5.067%	8/25/65	259,991	258,083 (a)(b)
Santander Mortgage Asset Receivable Trust, 2026-NQM5 A1	5.455%	6/25/66	580,000	580,544 (a)(b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	4.802%	6/20/33	21,988	21,816 (b)
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
SHOPS Commercial Mortgage Trust, 2026- CSTL A	4.971%	5/5/39	$790,000	$785,008 (a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	4.561%	11/15/36	1,450,000	1,449,696 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.950%	3/25/35	54,055	44,976 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.578%	6/25/35	2,700	2,255 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.428%	6/25/35	55,428	50,512 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	257,052 (b)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.089%	11/19/42	640,000	641,200 (a)(b)
SWCH Commercial Mortgage Trust, 2025- DATA A (1 mo. Term SOFR + 1.443%)	5.068%	2/15/42	670,000	666,700 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	708,629 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.044%	6/25/33	7,876	7,903 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.091%	4/25/35	5,091	4,957 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	4.583%	12/25/45	11,816	11,987 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	5.244%	10/25/46	274,541	264,324 (b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	6.414%	11/15/27	905,361	907,892 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $38,632,239)				37,422,713
U.S. Government & Agency Obligations — 9.4%
U.S. Government Obligations — 9.4%
U.S. Treasury Notes	0.625%	7/31/26	7,250,000	7,231,708
U.S. Treasury Notes	3.875%	7/31/27	200,000	199,449
U.S. Treasury Notes	3.750%	4/30/28	2,160,000	2,144,644
U.S. Treasury Notes	3.625%	8/15/28	540,000	534,136
U.S. Treasury Notes	3.500%	11/15/28	650,000	640,288
U.S. Treasury Notes	4.125%	10/31/29	430,000	429,362
U.S. Treasury Notes	4.000%	2/28/30	2,670,000	2,654,199
U.S. Treasury Notes	3.875%	7/31/30	5,730,000	5,662,851
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	3.625%	10/31/30	$190,000	$185,729
U.S. Treasury Notes	3.500%	11/30/30	2,440,000	2,371,756
U.S. Treasury Notes	3.750%	1/31/31	60,000	58,873

Total U.S. Government & Agency Obligations (Cost — $22,295,357)				22,112,995
Mortgage-Backed Securities — 2.8%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	31,839	31,136
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,085,723	1,026,565
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	407,733	417,381
Total FHLMC				1,475,082
FNMA — 2.0%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	629,732	605,038
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	843,408	800,140
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,192,797	1,187,173
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	479,505	485,329
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	347,897	363,864
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	271,034	254,379
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.352%	9/1/37	249,954	252,045 (b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.926%	11/1/51	875,658	840,689 (b)
Total FNMA				4,788,657
GNMA — 0.2%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	20,379	21,130
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	131,696	120,996
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	116,925	106,909
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	31,874	28,992
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.056%)	4.837%	7/20/60	$1,711	$1,720 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.573%)	6.355%	8/20/60	49,591	51,883 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.128%)	4.957%	7/20/60	593	597 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.230%	2/20/60	13,871	14,051 (b)
Total GNMA				346,278

Total Mortgage-Backed Securities (Cost — $6,838,330)				6,610,017
Senior Loans — 1.4%
Communication Services — 0.1%
Media — 0.1%
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	6.967%	3/31/31	375,000	333,802 (b)(e)(f)

Consumer Discretionary — 0.5%
Specialty Retail — 0.5%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/11/31	182,750	182,336 (b)(e)(f)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	229,425	227,011 (b)(e)(f)
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.425%	8/13/32	682,410	684,686 (b)(e)(f)

Total Consumer Discretionary				1,094,033
Financials — 0.5%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	119,700	117,107 (b)(e)(f)
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	9/15/31	189,048	184,878 (b)(e)(f)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	69,631	69,086 (b)(e)(f)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.482%	11/6/28	$262,500	$263,601 (b)(e)(f)
Total Financial Services				332,687
Insurance — 0.2%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	238,788	234,142 (b)(e)(f)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.413%	2/23/33	189,525	179,711 (b)(e)(f)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	7/31/31	69,648	68,891 (b)(e)(f)
Total Insurance				482,744

Total Financials				1,117,416
Health Care — 0.0%††
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	59,849	59,303 (b)(e)(f)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	252,439	70,683 *(g)(h)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	7/14/26	96,176	1,924 *(g)(h)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	41,878	39,784 (b)(e)(f)(h)(i)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	10,386	9,867 (b)(e)(f)(h)(i)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.637%	7/14/26	20,513	19,487 (b)(e)(f)(h)(i)

Total Industrials				141,745
Information Technology — 0.1%
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	89,549	78,803 (b)(e)(f)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	69,818	54,495 (b)(e)(f)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	79,599	75,149 (b)(e)(f)

Total Information Technology				208,447
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	$220,000	$219,794 (j)

Total Senior Loans (Cost — $3,447,466)				3,174,540
Sovereign Bonds — 0.5%
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	370,000	374,002
Supranational — 0.3%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	818,714

Total Sovereign Bonds (Cost — $1,198,334)				1,192,716
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $97.500	6/11/27	56	$140,000	9,100
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	8/21/26	29	29,000	12,688

Total Purchased Options (Cost — $22,468)				21,788
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			78	2 *(k)
Spirit Aviation Holdings Inc.			13,311	266 *

Total Common Stocks (Cost — $186,966)				268
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $115,136)		3/12/30	9,458	189 *(a)(k)(l)
Total Investments before Short-Term Investments (Cost — $233,943,242)				231,581,556
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $297,380)	3.577%	297,380	$297,380 (m)(n)
Total Investments — 98.6% (Cost — $234,240,622)			231,878,936
Other Assets in Excess of Liabilities — 1.4%			3,204,864
Total Net Assets — 100.0%			$235,083,800

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	The coupon payment on this security is currently in default as of June 30, 2026.
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Restricted security (Note 9).
(l)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $297,380 and the cost was $297,380 (Note 8).

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Short-Term Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PAC	—	Planned Amortization Class
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/11/26	$97.500	25	$62,500	$(1,094)
3-Month SOFR Futures, Put	12/11/26	96.500	54	135,000	(78,300)
U.S. Treasury 5-Year Notes Futures, Put	8/21/26	106.000	29	29,000	(5,437)
Total Exchange-Traded Written Options (Premiums received — $34,565)					$(84,831)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	52	3/27	$12,567,209	$12,474,800	$(92,409)
3-Month SOFR	48	12/27	11,544,248	11,523,000	(21,248)
U.S. Treasury 2-Year Notes	487	9/26	100,416,246	100,386,679	(29,567)
U.S. Treasury 10-Year Notes	17	9/26	1,874,808	1,868,141	(6,667)
U.S. Treasury Ultra 10-Year Notes	18	9/26	1,996,873	2,024,437	27,564
					(122,327)
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

 Western Asset Short-Term Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	48	12/26	$11,555,483	$11,530,200	$25,283
U.S. Treasury 5-Year Notes	18	9/26	1,928,795	1,926,844	1,951
U.S. Treasury Long-Term Bonds	11	9/26	1,229,923	1,248,500	(18,577)
U.S. Treasury Ultra Long- Term Bonds	6	9/26	676,429	696,938	(20,509)
					(11,852)
Net unrealized depreciation on open futures contracts					$(134,179)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$5,139,000	6/29/31	2.368%**	CPURNSA**	$8,188	—	$8,188
	20,983,000	1/31/33	3.520% annually	Daily SOFR Compound annually	473,587	$45,587	428,000
Total	$26,122,000				$481,775	$45,587	$436,188

†	Percentage shown is an annual percentage rate.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.340%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $233,943,242)	$231,581,556
Investments in affiliated securities, at value (Cost — $297,380)	297,380
Cash	1,003,150
Interest receivable	1,989,075
Deposits with brokers for open futures contracts and exchange-traded options	774,472
Deposits with brokers for centrally cleared swap contracts	539,015
Receivable for Fund shares sold	203,986
Receivable from brokers — net variation margin on centrally cleared swap contracts	47,051
Dividends receivable from affiliated investments	2,299
Principal paydown receivable	407
Prepaid expenses	47,230
Total Assets	236,485,621
Liabilities:
Payable for Fund shares repurchased	553,109
Payable for securities purchased	519,450
Written options, at value (premiums received — $34,565)	84,831
Payable to brokers — net variation margin on open futures contracts	59,155
Investment management fee payable	44,819
Service and/or distribution fees payable	27,124
Distributions payable	9,895
Trustees’ fees payable	75
Accrued expenses	103,363
Total Liabilities	1,401,821
Total Net Assets	$235,083,800
Net Assets:
Par value (Note 7)	$641
Paid-in capital in excess of par value	310,921,601
Total distributable earnings (loss)	(75,838,442)
Total Net Assets	$235,083,800
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Net Assets:
Class A	$123,839,944
Class C	$1,651,429
Class C1	$358,871
Class R	$190,496
Class I	$47,587,966
Class IS	$61,455,094
Shares Outstanding:
Class A	33,750,916
Class C	450,422
Class C1	97,744
Class R	52,003
Class I	12,991,973
Class IS	16,730,863
Net Asset Value:
Class A (and redemption price)	$3.67
Class C*	$3.67
Class C1 (and redemption price)	$3.67
Class R (and redemption price)	$3.66
Class I (and redemption price)	$3.66
Class IS (and redemption price)	$3.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$5,803,499
Dividends from affiliated investments	36,827
Less: Foreign taxes withheld	(490)
Total Investment Income	5,839,836
Expenses:
Investment management fee (Note 2)	417,462
Service and/or distribution fees (Notes 2 and 5)	169,317
Transfer agent fees (Notes 2 and 5)	77,872
Registration fees	47,640
Fund accounting fees	35,303
Audit and tax fees	24,866
Shareholder reports	14,250
Legal fees	8,480
Trustees’ fees	4,284
Custody fees	1,218
Commitment fees (Note 10)	1,087
Insurance	795
Miscellaneous expenses	6,974
Total Expenses	809,548
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(126,173)
Net Expenses	683,375
Net Investment Income	5,156,461
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(343,778)
Futures contracts	(1,697,611)
Written options	106,475
Swap contracts	715,245
Foreign currency transactions	10
Net Realized Loss	(1,219,659)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,723,535)
Futures contracts	(206,532)
Written options	(90,267)
Swap contracts	302,070
Change in Net Unrealized Appreciation (Depreciation)	(1,718,264)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(2,937,923)
Increase in Net Assets From Operations	$2,218,538
See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$5,156,461	$10,883,175
Net realized gain (loss)	(1,219,659)	786,604
Change in net unrealized appreciation (depreciation)	(1,718,264)	2,436,229
Increase in Net Assets From Operations	2,218,538	14,106,008
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,113,535)	(11,165,494)
Decrease in Net Assets From Distributions to Shareholders	(5,113,535)	(11,165,494)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	21,952,259	58,968,323
Reinvestment of distributions	5,052,600	11,028,263
Cost of shares repurchased	(34,944,915)	(103,665,021)
Decrease in Net Assets From Fund Share Transactions	(7,940,056)	(33,668,435)
Decrease in Net Assets	(10,835,053)	(30,727,921)
Net Assets:
Beginning of period	245,918,853	276,646,774
End of period	$235,083,800	$245,918,853
See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.71	$3.67	$3.66	$3.60	$3.88	$3.96
Income (loss) from operations:
Net investment income	0.08	0.15	0.13	0.11	0.05	0.03
Net realized and unrealized gain (loss)	(0.04)	0.04	0.02	0.08	(0.25)	(0.05)
Total income (loss) from operations	0.04	0.19	0.15	0.19	(0.20)	(0.02)
Less distributions from:
Net investment income	(0.08)	(0.15)	(0.14)	(0.13)	(0.08)	(0.06)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.08)	(0.15)	(0.14)	(0.13)	(0.08)	(0.06)
Net asset value, end of period	$3.67	$3.71	$3.67	$3.66	$3.60	$3.88
Total return[4]	0.99%	5.37%	4.28%	4.98%	(5.01)%	(0.55)%
Net assets, end of period (000s)	$123,840	$131,171	$142,768	$130,892	$127,715	$75,606
Ratios to average net assets:
Gross expenses	0.82%[5]	0.80%	0.76%	0.74%	0.73%	0.72%
Net expenses[6,7]	0.70 [5]	0.70	0.70	0.70	0.70	0.70
Net investment income	4.20 [5]	4.07	3.68	3.04	1.49	0.73
Portfolio turnover rate	21%	44%	86%[8]	38%[8]	28%[8]	62%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2021, the expense limitation was 0.80%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.71	$3.67	$3.66	$3.60	$3.88	$3.95
Income (loss) from operations:
Net investment income	0.06	0.12	0.10	0.08	0.02	(0.00)[3]
Net realized and unrealized gain (loss)	(0.04)	0.04	0.02	0.08	(0.25)	(0.04)
Total income (loss) from operations	0.02	0.16	0.12	0.16	(0.23)	(0.04)
Less distributions from:
Net investment income	(0.06)	(0.12)	(0.11)	(0.10)	(0.05)	(0.03)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.06)	(0.12)	(0.11)	(0.10)	(0.05)	(0.03)
Net asset value, end of period	$3.67	$3.71	$3.67	$3.66	$3.60	$3.88
Total return[4]	0.58%	4.53%	3.46%	4.44%	(6.02)%	(1.08)%
Net assets, end of period (000s)	$1,651	$2,124	$2,679	$3,381	$5,309	$5,035
Ratios to average net assets:
Gross expenses	1.60%[5]	1.56%	1.51%	1.50%	1.49%	1.49%
Net expenses[6,7]	1.52 [5]	1.52	1.49	1.49	1.48	1.48
Net investment income (loss)	3.36 [5]	3.24	2.85	2.23	0.60	(0.04)
Portfolio turnover rate	21%	44%	86%[8]	38%[8]	28%[8]	62%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.72	$3.67	$3.66	$3.61	$3.89	$3.96
Income (loss) from operations:
Net investment income	0.07	0.14	0.12	0.10	0.04	0.02
Net realized and unrealized gain (loss)	(0.05)	0.05	0.02	0.06	(0.26)	(0.04)
Total income (loss) from operations	0.02	0.19	0.14	0.16	(0.22)	(0.02)
Less distributions from:
Net investment income	(0.07)	(0.14)	(0.13)	(0.11)	(0.06)	(0.05)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.07)	(0.14)	(0.13)	(0.11)	(0.06)	(0.05)
Net asset value, end of period	$3.67	$3.72	$3.67	$3.66	$3.61	$3.89
Total return[4]	0.57%	5.36%	3.70%	4.64%	(5.29)%	(0.61)%[5]
Net assets, end of period (000s)	$359	$343	$418	$502	$1,515	$1,768
Ratios to average net assets:
Gross expenses	1.07%[6]	1.03%	1.02%	1.03%	1.02%	1.02%
Net expenses[7,8]	1.00 [6]	0.99	1.00	1.03	1.01	1.01
Net investment income	3.89 [6]	3.77	3.36	2.61	1.06	0.46
Portfolio turnover rate	21%	44%	86%[9]	38%[9]	28%[9]	62%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.71	$3.67	$3.66	$3.60	$3.88	$3.95
Income (loss) from operations:
Net investment income	0.07	0.14	0.12	0.10	0.04	0.01
Net realized and unrealized gain (loss)	(0.05)	0.04	0.02	0.07	(0.26)	(0.04)
Total income (loss) from operations	0.02	0.18	0.14	0.17	(0.22)	(0.03)
Less distributions from:
Net investment income	(0.07)	(0.14)	(0.13)	(0.11)	(0.06)	(0.04)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.07)	(0.14)	(0.13)	(0.11)	(0.06)	(0.04)
Net asset value, end of period	$3.66	$3.71	$3.67	$3.66	$3.60	$3.88
Total return[4]	0.52%	4.98%	3.88%	4.85%	(5.64)%	(0.95)%
Net assets, end of period (000s)	$190	$188	$137	$110	$93	$68
Ratios to average net assets:
Gross expenses	1.26%[5]	1.22%	1.20%	1.26%	1.31%	1.43%
Net expenses[6,7]	1.10 [5]	1.10	1.10	1.10	1.10	1.10
Net investment income	3.80 [5]	3.68	3.29	2.66	1.06	0.34
Portfolio turnover rate	21%	44%	86%[8]	38%[8]	28%[8]	62%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.71	$3.67	$3.66	$3.61	$3.88	$3.96
Income (loss) from operations:
Net investment income	0.08	0.16	0.14	0.12	0.06	0.04
Net realized and unrealized gain (loss)	(0.05)	0.05	0.02	0.07	(0.24)	(0.05)
Total income (loss) from operations	0.03	0.21	0.16	0.19	(0.18)	(0.01)
Less distributions from:
Net investment income	(0.08)	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.08)	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Net asset value, end of period	$3.66	$3.71	$3.67	$3.66	$3.61	$3.88
Total return[4]	0.86%	5.77%	4.60%	5.27%	(4.75)%	(0.30)%
Net assets, end of period (000s)	$47,588	$48,635	$43,718	$170,880	$274,460	$319,392
Ratios to average net assets:
Gross expenses	0.54%[5]	0.48%	0.55%	0.53%	0.54%	0.51%
Net expenses[6,7]	0.42 [5]	0.42	0.42	0.42	0.42	0.43
Net investment income	4.48 [5]	4.35	3.88	3.28	1.67	0.98
Portfolio turnover rate	21%	44%	86%[8]	38%[8]	28%[8]	62%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 1, 2021 the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1,2021, the expense limitation was 0.50%.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.72	$3.68	$3.66	$3.61	$3.88	$3.96
Income (loss) from operations:
Net investment income	0.08	0.16	0.14	0.12	0.07	0.04
Net realized and unrealized gain (loss)	(0.05)	0.05	0.03	0.07	(0.25)	(0.05)
Total income (loss) from operations	0.03	0.21	0.17	0.19	(0.18)	(0.01)
Less distributions from:
Net investment income	(0.08)	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Return of capital	—	—	(0.00)[3]	—	—	—
Total distributions	(0.08)	(0.17)	(0.15)	(0.14)	(0.09)	(0.07)
Net asset value, end of period	$3.67	$3.72	$3.68	$3.66	$3.61	$3.88
Total return[4]	0.87%	5.70%	4.87%	5.29%	(4.73)%	(0.25)%
Net assets, end of period (000s)	$61,455	$63,458	$86,926	$291,644	$378,467	$258,611
Ratios to average net assets:
Gross expenses	0.47%[5]	0.44%	0.44%	0.42%	0.42%	0.39%
Net expenses[6,7]	0.40 [5]	0.40	0.40	0.40	0.40	0.38
Net investment income	4.50 [5]	4.36	3.89	3.32	1.77	1.09
Portfolio turnover rate	21%	44%	86%[8]	38%[8]	28%[8]	62%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 70%, 32%, 27% and 58%.

See Notes to Financial Statements.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$119,147,246	—	$119,147,246
Asset-Backed Securities	—	41,899,084	—	41,899,084
Collateralized Mortgage Obligations	—	37,422,713	—	37,422,713
U.S. Government & Agency Obligations	—	22,112,995	—	22,112,995
Mortgage-Backed Securities	—	6,610,017	—	6,610,017
Senior Loans:
Industrials	—	—	$141,745	141,745
Other Senior Loans	—	3,032,795	—	3,032,795
Sovereign Bonds	—	1,192,716	—	1,192,716
Purchased Options	$21,788	—	—	21,788
Common Stocks:
Industrials	266	2	—	268
Warrants	—	189	—	189
Total Long-Term Investments	22,054	231,417,757	141,745	231,581,556
Short-Term Investments†	297,380	—	—	297,380
Total Investments	$319,434	$231,417,757	$141,745	$231,878,936
Other Financial Instruments:
Futures Contracts††	$54,798	—	—	$54,798
Centrally Cleared Interest Rate Swaps††	—	$436,188	—	436,188
Total Other Financial Instruments	$54,798	$436,188	—	$490,986
Total	$374,232	$231,853,945	$141,745	$232,369,922
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$84,831	—	—	$84,831
Futures Contracts††	188,977	—	—	188,977
Total	$273,808	—	—	$273,808

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2026, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended June 30, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(i) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(k) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.70%, 1.55%, 1.05%, 1.10%, 0.42% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $126,173, which included an affiliated money market fund waiver of $1,134.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class R	Class I	Class IS
Expires December 31, 2026	$89,577	$486	$69	$157	$182,736	$89,975
Expires December 31, 2027	137,223	1,060	162	186	26,554	33,841
Expires December 31, 2028	72,956	681	125	154	29,107	22,016
Total fee waivers/expense reimbursements subject to recapture	$299,756	$2,227	$356	$497	$238,397	$145,832
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,509 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$6,860	—
CDSCs	759	$9
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$45,662,965	$2,854,236
Sales	41,373,677	14,461,828
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$242,475,841	$808,898	$(11,405,803)	$(10,596,905)
Written options	(34,565)	11,947	(62,213)	(50,266)
Futures contracts	—	54,798	(188,977)	(134,179)
Swap contracts	45,587	436,188	—	436,188
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$21,788
Futures contracts[3]	54,798
Centrally cleared swap contracts[4]	436,188
Total	$512,774

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$84,831
Futures contracts[3]	188,977
Total	$273,808

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(205,164)	—	$(205,164)
Futures contracts	(1,697,611)	—	(1,697,611)
Written options	106,475	—	106,475
Swap contracts	695,453	$19,792	715,245
Total	$(1,100,847)	$19,792	$(1,081,055)

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$92,313	—	$92,313
Futures contracts	(206,532)	—	(206,532)
Written options	(90,267)	—	(90,267)
Swap contracts	308,522	$(6,452)	302,070
Total	$104,036	$(6,452)	$97,584

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$34,976
Written options	56,255
Futures contracts (to buy)	166,512,021
Futures contracts (to sell)	13,269,155
Average Notional Balance**
Interest rate swap contracts	$57,905,714
Credit default swap contracts (sell protection)†	4,214,857

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At June 30, 2026, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$158,452	$59,355
Class C	9,513	1,215
Class C1	874	178
Class R	478	277
Class I	—	16,639
Class IS	—	208
Total	$169,317	$77,872
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$73,559
Class C	690
Class C1	127
Class R	155
Class I	29,337
Class IS	22,305
Total	$126,173
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	$2,636,522	$5,671,928
Class C	31,578	79,893
Class C1	6,756	14,148
Class R	3,597	6,097
Class I	1,075,578	1,983,838
Class IS	1,359,504	3,409,590
Total	$5,113,535	$11,165,494
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,614,886	$9,656,919	5,649,600	$20,903,706
Shares issued on reinvestment	708,980	2,618,297	1,520,037	5,626,320
Shares repurchased	(4,892,803)	(18,068,824)	(10,739,314)	(39,713,300)
Net decrease	(1,568,937)	$(5,793,608)	(3,569,677)	$(13,183,274)
Class C
Shares sold	9,413	$34,785	108,101	$399,412
Shares issued on reinvestment	8,527	31,466	21,465	79,409
Shares repurchased	(139,911)	(515,609)	(287,502)	(1,061,968)
Net decrease	(121,971)	$(449,358)	(157,936)	$(583,147)
Class C1
Shares sold	4,398	$16,333	5,334	$19,737
Shares issued on reinvestment	1,692	6,253	3,532	13,095
Shares repurchased	(624)	(2,317)	(30,284)	(111,687)
Net increase (decrease)	5,466	$20,269	(21,418)	$(78,855)
Class R
Shares sold	8,645	$31,883	25,198	$93,212
Shares issued on reinvestment	976	3,597	1,648	6,097
Shares repurchased	(8,322)	(30,567)	(13,509)	(49,994)
Net increase	1,299	$4,913	13,337	$49,315
Class I
Shares sold	1,783,208	$6,574,580	7,319,989	$27,115,693
Shares issued on reinvestment	290,881	1,071,763	535,338	1,981,259
Shares repurchased	(2,199,994)	(8,106,329)	(6,651,137)	(24,578,328)
Net increase (decrease)	(125,905)	$(459,986)	1,204,190	$4,518,624
Class IS
Shares sold	1,526,469	$5,637,759	2,820,071	$10,436,563
Shares issued on reinvestment	357,460	1,321,224	896,034	3,322,083
Shares repurchased	(2,221,991)	(8,221,269)	(10,296,879)	(38,149,744)
Net decrease	(338,062)	$(1,262,286)	(6,580,774)	$(24,391,098)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$32,099,899	32,099,899	$31,802,519	31,802,519

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$36,827	—	$297,380
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	78	3/25	$950	$2	$0.03	0.00%(a)
Spirit Airlines LLC, Warrants	9,458	3/25	115,136	189 (b)	0.02	0.00 (a)
Total			$116,086	$191		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
11. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $64,403,298, which have no expiration date, that will be available to offset future taxable capital gains.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Short-Term Bond Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Trust and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between FTFA and the Non-U.S. Subadviser.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2025 was above the median and that the Fund’s performance for the 3- and 5-year periods ended December 31, 2025 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5-, and 10-year periods

Western Asset Short-Term Bond Fund

ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The
Western Asset Short-Term Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Short-Term Bond Fund

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Western Asset
Short-Term Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short-Term Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short-Term Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90058-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026